Consolidated statement of changes in equity - EUR (€) € in Millions		Total	Hyperinflation restatement to 1 January 2022 (see note 1)	Adjusted opening balance	Total	Total Hyperinflation restatement to 1 January 2022 (see note 1)	Total Adjusted opening balance	Called up share capital	Called up share capital Adjusted opening balance	Share premium account	Share premium account Adjusted opening balance	Unification reserve	Unification reserve Adjusted opening balance	Other reserves	Other reserves Adjusted opening balance	Retained profit	Retained profit Hyperinflation restatement to 1 January 2022 (see note 1)	Retained profit Adjusted opening balance	Non-controlling interests	Non-controlling interests Adjusted opening balance
Equity at beginning of period at Dec. 31, 2019		€ 13,886			€ 13,192			€ 420		€ 134		€ 0		€ (5,574)		€ 18,212			€ 694
Profit or loss for the period		6,073			5,581											5,581			492
Other comprehensive income, net of tax:
Equity instruments gains/(losses)		78			68									68					10
Cash flow hedges gains/(losses)		60			62									62					(2)
Remeasurement of defined benefit pension plans		215			217											217			(2)
Currency retranslation gains/(losses)		(2,590)			(2,378)									(2,356)		(22)			(212)
Total comprehensive income		3,836			3,550									(2,226)		5,776			286
Dividends on ordinary capital		(4,300)			(4,300)											(4,300)
Issue of PLC ordinary shares as part of Unification	[1]	0			0			51								(51)
Cancellation of NV ordinary shares as part of Unification	[1]	0			0			(233)		(20)						253
Other effects of Unification	[2]	0			0			(146)		73,364		(73,364)		132		14
Movements in treasury shares	[3]	62			62									220		(158)
Share-based payment credit	[4]	108			108											108
Dividends paid to non-controlling interests		(559)																	(559)
Currency retranslation gains/(losses) net of tax		(6)			(6)					(6)
Hedging gain/(loss) transferred to non-financial assets		12			10									10					2
Net gain arising from Horlicks acquisition	[5]	4,848			2,930											2,930			1,918
Other movements in equity	[6]	(232)			(280)									(44)		(236)			48
Equity at end of period at Dec. 31, 2020		17,655			15,266			92		73,472		(73,364)		(7,482)		22,548			2,389
Profit or loss for the period		6,621			6,049											6,049			572
Other comprehensive income, net of tax:
Equity instruments gains/(losses)		166			147									147					19
Cash flow hedges gains/(losses)		279			276									276					3
Remeasurement of defined benefit pension plans		1,734			1,728											1,728			6
Currency retranslation gains/(losses)		1,177			1,028									1,025		3			149
Total comprehensive income		9,977			9,228									1,448		7,780			749
Dividends on ordinary capital		(4,458)			(4,458)											(4,458)
Share capital reduction	[7]	0			0					(20,626)						20,626
Repurchase of shares	[8]	(3,018)			(3,018)									(3,018)
Movements in treasury shares	[3]	(48)			(48)									95		(143)
Share-based payment credit	[4]	161			161											161
Dividends paid to non-controlling interests		(503)																	(503)
Hedging gain/(loss) transferred to non-financial assets		(174)			(171)									(171)					(3)
Other movements in equity	[6]	154			147					(2)				(82)		231			7
Equity at end of period at Dec. 31, 2021		19,746	€ 154	€ 19,900	17,107	€ 154	€ 17,261	92	€ 92	52,844	€ 52,844	(73,364)	€ (73,364)	(9,210)	€ (9,210)	46,745	€ 154	€ 46,899	2,639	€ 2,639
Profit or loss for the period		8,269			7,642											7,642			627
Other comprehensive income, net of tax:
Equity instruments gains/(losses)		36			45									45					(9)
Cash flow hedges gains/(losses)		(91)			(92)									(92)					1
Remeasurement of defined benefit pension plans		(473)			(474)											(474)			1
Currency retranslation gains/(losses)	[9]	614			727									240		487			(113)
Total comprehensive income		8,355			7,848									193		7,655			507
Dividends on ordinary capital		(4,356)			(4,356)											(4,356)
Repurchase of shares	[8]	(1,509)			(1,509)									(1,509)
Movements in treasury shares	[3]	(31)			(31)									106		(137)
Share-based payment credit	[4]	177			177											177
Dividends paid to non-controlling interests		(572)																	(572)
Hedging gain/(loss) transferred to non-financial assets		(127)			(126)									(126)					(1)
Other movements in equity	[10]	(136)			(243)									(258)		15			107
Equity at end of period at Dec. 31, 2022		€ 21,701			€ 19,021			€ 92		€ 52,844		€ (73,364)		€ (10,804)		€ 50,253			€ 2,680

[1]	As part of Unification (see note 1 for further details), the shareholders of NV were issued new PLC ordinary shares, and all NV shares in issue were cancelled. The net impact is recognised in retained profit.
[2]	Includes the reduction of PLC’s share capital following the cessation of the Equalisation Agreement. Prior to Unification, a conversion rate of £1 = €5.143 was used in accordance with the Equalisation Agreement to translate PLC’s share capital. Following Unification, PLC’s share capital has been translated using the exchange rate at the date of Unification. To reflect the legal share capital of the PLC company, an increase to share premium of €73,364 million and a debit unification reserve for the same amount have been recorded as there is no change in the net assets of the Group. This debit is not a loss as a matter of law.
[3]	Includes purchases and sales of treasury shares, and transfer from treasury shares to retained profit of share-settled schemes arising from prior years and differences between purchase and grant price of share options.
[4]	The share-based payment credit relates to the non-cash charge recorded against operating profit in respect of the fair value of share options and awards granted to employees.
[5]	Consideration for the Main Horlicks Acquisition included the issuance of shares in a group subsidiary, Hindustan Unilever Limited, which resulted in a net gain being recognised within equity. See note 8 for further details.
[6]	2021 includes a hyperinflation adjustment of €280 million and €82 million related to the Welly acquisition. 2020 includes €163 million paid for purchase of the non-controlling interest in Unilever Malaysia.
[7]	Share premium has been adjusted to reflect the legal share capital of the PLC company, which reduced by £18,400 million following court approval on 15 June 2021.
[8]	Repurchase of shares reflects the cost of acquiring ordinary shares as part of the share buyback programme announced on 29 April 2021 and 10 February 2022.
[9]	Includes a hyperinflation adjustment of €514 million in relation to Argentina and Turkey.
[10]	Includes the following items related to the acquisition of Nutrafol: €(269) million non-controlling interest purchase option in other reserves and €99 million non-controlling interest recognised on acquisition.